Capital and other reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in thousands)	6/30/2022	12/31/2021

Share premium	756,883	756,883
Legal reserves	29,024	10,976
Equity transaction costs	(8,712)	(8,712)
Current tax benefits on equity transaction costs	1,256	1,256
Share-based compensation	285,390	283,584
Capital reserves	1,063,841	1,043,987
Exchange differences	359	(922)
Actuarial gains and losses	1,844	(3,123)
Taxes on actuarial gains and losses	(356)	623
Other reserves	1,847	(3,422)